Revenues - Summary of Revenues Amounts in Accompanying Consolidated Statements of Operations (Detail) - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disaggregation of Revenue [Line Items]
Revenues	$ 16,464,649	$ 9,226,877
Other income	187,705	13,949
Time Charter Revenues [Member]
Disaggregation of Revenue [Line Items]
Revenues	8,937,026	5,516,211
Bareboat Revenues [Member]
Disaggregation of Revenue [Line Items]
Revenues	1,388,990	1,299,313
Voyage Charter Revenues [Member]
Disaggregation of Revenue [Line Items]
Revenues	$ 5,950,928	$ 2,397,404